UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 4/30/07

Item 1.  Schedule of Investments.

PALANTIR FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			April 30, 2007

% of Portfolio	Description	Shares	Value
61.31%	Common Stocks

3.12%	Agriculture
	Cresud SA, ADR	23,893	$ 579,644
3.78%	Chemicals
	CF Industries Holdings, Inc.	8,600	341,334
	Mosaic Co. *	12,200	359,900
			701,234
2.20%	Commercial Services
	AerCap Holdings NV *	14,000	408,380
1.18%	Energy
	Syntroleum Corp. *	70,000	219,100
4.74%	Insurance
	Berkshire Hathaway, Inc. *	100	362,800
	Millea Holdings, Inc., ADR	13,998	517,226
			880,026
6.64%	Machinery
	Bucyrus International, Inc.	5,000	313,700
	Caterpillar, Inc.	5,000	363,100
	Lindsay Corp.	18,200	556,010
			1,232,810
3.50%	Mining
	Cia de Minas Buenaventura SA, ADR	8,000	260,640
	International Royalty Corp.	56,500	388,155
			648,795
2.49%	Mutual Funds
	UltraShort Russell 2000 ProShares *	7,000	462,000
14.96%	Oil & Gas
	ATP Oil & Gas Corp. *	14,000	608,440
	Bronco Drilling Co., Inc. *	20,000	361,600
	ConocoPhillips	5,000	346,750
	EXCO Resources, Inc. *	15,000	251,850
	Enerplus Resources Fund	14,000	609,000
	Penn West Energy Trust	20,000	599,000
			2,776,640
6.76%	Pharmaceuticals
	Nastech Pharmaceutical Co., Inc. *	65,000	857,350
	Pfizer, Inc.	15,000	396,900
			1,254,250
0.78%	Semiconductors
	Actions Semiconductor Co. Ltd., ADR *	20,000	144,400
6.19%	Telecommunications
	SK Telecom Co. Ltd., ADR	31,200	774,696
	Telecomunicacoes de Sao Paulo SA, ADR	14,000	373,380
			1,148,076
4.97%	Transportation
	American Commercial Lines, Inc. *	15,000	442,050
	Golar LNG Ltd.	29,363	479,204
			921,254
	Total Common Stocks
	(Cost $11,236,025)		11,376,609

38.24%	Short-Term Investments
	Milestone Treasury Obligation Portfolio,
	Institutional Class, to yield 5.11%, 5/1/2007
	(Cost $7,096,375)	7,096,375	7,096,375

99.55%	Total Investments
	(Cost $18,332,400)		$ 18,472,984

0.45%	Liabilities in excess of other assets		$ 83,878

100.00%	Total Net Assets		$ 18,556,862

* Non-income producing securities.
ADR - American Depositary Receipts

At April 30, 2007, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 312,305
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			(171,721)
Net unrealized appreciation			$ 140,584

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By   */s/ Andrew Rogers

       Andrew Rogers, President

Date

6/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    */s/ Andrew Rogers

        Andrew Rogers, President

Date

6/26/07

By   */s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/26/07